Basis of Presentation and Accounting Policies (Tables)	6 Months Ended
Feb. 29, 2020
Basis of Presentation and Accounting Policies [Abstract]
Effect of Transition to IFRS 16 and the Adoption IFRIC 23 on Condensed Consolidated Statements of Financial Position
(millions of Canadian dollars)	As reported as at August 31, 2019	Effect of IFRS 16 transition	Effect of IFRIC 23 transition	Subsequent to transition as at September 1, 2019
ASSETS
Current
Cash	1,446	-	-	1,446
Accounts receivable	287	-	-	287
Inventories	86	-	-	86
Other current assets	291	(16)	-	275
Current portion of contract assets	106	-	-	106
	2,216	(16)	-	2,200
Investments and other assets	37	-	-	37
Property, plant and equipment	4,883	1,338	-	6,221
Other long-term assets	195	-	-	195
Deferred income tax assets	4	-	-	4
Intangibles	7,979	-	-	7,979
Goodwill	280	-	-	280
Contract assets	52	-	-	52
	15,646	1,322	-	16,968
LIABILITIES AND SHAREHOLDERS' EQUITY
Current
Short-term borrowings	40	-	-	40
Accounts payable and accrued liabilities	1,015	-	-	1,015
Provisions	224	-	(5)	219
Income taxes payable	82	-	(11)	71
Current portion of contract liabilities	223	-	-	223
Current portion of long-term debt	1,251	-	-	1,251
Current portion of lease liabilities	-	113	-	113
	2,835	113	(16)	2,932
Long-term debt	4,057	-	-	4,057
Lease liabilities	-	1,211	-	1,211
Other long-term liabilities	75	(2)	-	73
Provisions	79	-	-	79
Deferred credits	425	-	-	425
Contract liabilities	15	-	-	15
Deferred income tax liabilities	1,875	-	38	1,913
	9,361	1,322	22	10,705
Shareholders' equity
Common and preferred shareholders	6,282	-	(22)	6,260
Non-controlling interests in subsidiaries	3	-	-	3
	6,285	-	(22)	6,263
	15,646	1,322	-	16,968